Revenues	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
REVENUES

NOTE 11 - REVENUES

The Company’s revenues are derived primarily from the sale of consoles and disposables. Revenues from warranty and services are not material and therefore are included in revenue from consoles in the following table.

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019

Consoles	1,560	1,817	786
Disposables	1,208	1,006	493
Exclusive distribution agreement	1,370	1,045	348
	4,138	3,868	1,627

For maintenance agreements that provide service beyond the Company’s standard warranty and other service agreements, revenue is recognized ratably over the contract term. A time-based measure of progress appropriately reflects the transfer of services to the customer. Payment terms between the Company and its customers vary by the type of customer and the country of sale. The term between invoicing and the payment due date is not significant.

Exclusive distribution agreement in Japan

On August 30, 2019, the Company entered into an exclusive distribution agreement with Terumo Corporation (“Terumo”), in which Terumo will be appointed as an exclusive distributor of the Company’s products in Japan and in Singapore. According to the agreement, Terumo will take full responsibility for registration, importing, marketing, selling, promoting, and distributing the Company’s products for cryoablation of breast cancer in Japan and Singapore.

The agreement is for a period of five years from the date of the receipt of regulatory approvals for the sale of the Company’s products in Japan, which will be extended automatically for an additional period of five years each, unless either party notifies the other party of its intention to terminate the agreement at least one year prior to the end of the period of the agreement (either the initial five year period or any of the renewal periods). The agreement can be canceled in certain circumstances. Pursuant to the agreement, Terumo will be responsible and will bear the costs of performing the activities that are required, including clinical research, insofar as they may be required, for the purpose of receiving the regulatory approvals in Japan.

As of December 31, 2021, the Company is unable to assess what will be required for the purpose of receiving such regulatory approvals. The Company assesses that, the timeframe for obtaining the regulatory approval in Japan is approximately between three to four years from the time of signing the agreement.

In Singapore, the Company has regulatory approval for the sale of its products.

The Company assessed the following promises in the contract in order to identify all relevant performance obligations:

●	Sale of products (consoles and disposables);

●	Providing technical regulatory and clinical materials and information for obtaining the regulatory approval;

●	Assistance and support in submitting and obtaining the reimbursement approval from the Japanese Ministry of Health for the medical procedures;

●	Stand ready obligation to keep providing the consoles and disposables throughout the contract term; and

●	Providing exclusivity rights to Terumo.

The Company assessed all of the aforementioned promises and identified 3 performance obligations as follows:

(1)	Selling products;

(2)	Providing technical regulatory and clinical materials and information and support services in obtaining the regulatory approval; and

(3)	Assistance and support in submitting and obtaining the reimbursement approval from the Japanese Ministry of Health for the medical procedures.

The stand ready obligation and the exclusive rights were not recognized as separate performance obligations.

The overall fixed consideration is as follows:

(1)	$1,000 were paid to the Company for an exclusive distribution rights and sharing of information for the purpose of a submission of a regulatory approval request to the Japanese regulatory authorities; and

(2)	$3,000 were paid to the Company as an advance payment, of which $1,500 were paid in 2019 and the remaining balance was paid in 2020.

In addition, milestones have been set, for which, if met, the Company will receive the following amounts (that were identified by the Company as variable consideration):

(1)	$250 will be paid to the Company upon the submission of an application for regulatory approval for the products in Japan;

(2)	$250 will be paid to the Company upon the receipt of regulatory approval in Japan (considered as variable consideration); and

(3)	$500 will be paid to the Company upon the receipt of approval for medical reimbursement for the procedure in Japan (considered as variable consideration).

The Company evaluated whether the aforementioned milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal will not occur, the associated milestone value is included in the transaction price. The receipt of the regulatory approval and the receipt of approval for medical reimbursement milestone payments are not within the control of the Company or Terumo, and hence are not considered probable of being achieved until those approvals are received. However, the submission of the application for the regulatory approval milestone payment is considered probable of being achieved and thus the Company included this milestone payment in the allocation of the transaction price.

A total amount of $4,250 was allocated to the identified performance obligations as follows:

Consoles and disposables – $866 were allocated based on sale price of these products to similar customers in similar contracts

Submission of an application for regulatory approval – $250 were allocated based on a standalone selling price of the submission fee.

Assistance in obtaining the regulatory approval – $3,134 were allocated based on the residual approach since the Company has not yet established a price for this service and has not sold it on a standalone basis

The Company recognizes revenues from sales of consoles and disposables when the control is transferred to Terumo and recognizes revenue from assistance in obtaining the regulatory approval over the estimated period as evaluated by the Company.

As of December 31, 2021, the Company has received $4,000 of the total consideration, of which $3,179 was recognized as revenue.